COMMITMENTS AND CONTINGENCIES - Commitments - Senior Notes (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Senior notes
Total debt	CAD 672,379	CAD 768,825
2018	27,656
2019	57,656
2020	102,579
2021	102,579
2022	126,464
Thereafter	CAD 255,445